CREDIT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2013
CREDIT FACILITIES
Schedule of credit facilities
June 30, 2013	Maturity Dates[2]	Total Facilities	Draws[3]	Available
(millions of Canadian dollars)
Liquids Pipelines	2014	300	26	274
Gas Distribution	2014	713	439	274
Sponsored Investments	2014-2017	3,759	572	3,187
Corporate	2014-2017	9,928	2,647	7,281
		14,700	3,684	11,016
Southern Lights project financing[1]	2014	1,556	1,485	71
Total credit facilities		16,256	5,169	11,087

1            Total facilities inclusive of $62 million for debt service reserve letters of credit.

2            Total facilities include $35 million in demand facilities with no maturity date.

3            Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.